Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On December 20, 2024, the Annual General Meeting of Shareholders of Ambow approved to ratify the adoption of the Company’s 2024 Equity Incentive Plan for the purpose of granting share-based compensation awards to employees, directors, officers and consultants to incentivize their performance and align their interests.